Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities for which Fair Values are Disclosed (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-currentassets	¥ 156	¥ 177
Long-term bank borrowings	26,604	25,867
Obligations under finance leases		68,063
Total	188,614	157,765
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-currentassets	148	154
Long-term bank borrowings	23,754	25,875
Obligations under finance leases	89,491	64,521
Total	113,393	90,396
Not measured at fair value but for which fair values are disclosed [member] | Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [Line Items]
Long-term bank borrowings	2,897	2,861
Total	2,897	2,861
Not measured at fair value but for which fair values are disclosed [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-currentassets	148	154
Long-term bank borrowings	20,857	23,014
Obligations under finance leases	89,491	64,521
Total	¥ 110,496	¥ 87,535